Cover	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2026
Entity File Number	000-53230
Entity Registrant Name	REGENEREX PHARMA, INC
Entity Central Index Key	0001357878
Entity Tax Identification Number	98-0479983
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5348 Vegas Drive #177
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89108
City Area Code	877
Local Phone Number	761-7479
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false